SUBSIDIARIES (Details 3) $ in Thousands	1 Months Ended
Jul. 25, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred	$ 211,770
Amobee
Disclosure of detailed information about business combination [line items]
Consideration transferred	211,770
Cash and cash equivalents at Amobee	18,919
Acquisition of subsidiary – Cash	$ 192,851